Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using the equity method
Schedule of carrying values of joint ventures

	31 December	31 December
a) Joint Ventures	2023	2022
Sofra	12,347	30,018

Schedule of carrying value of associates

	31 December	31 December
b) Associates	2023	2022
TOGG	5,857,271	3,771,069

Schedule of movement in joint ventures and associates

	31 December	31 December
	2023	2022
Opening balance	3,801,087	2,264,587
Shares of profit	1,525,175	522,221
Contribution to capital increase	543,356	1,014,279
Closing balance	5,869,618	3,801,087